CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
SALES, NET	$ 6,411,605	$ 3,855,568	$ 18,958,196	$ 16,844,097	$ 21,352,691	$ 15,982,097
Cost of goods sold	3,916,281	2,504,019	11,346,696	10,703,606	13,225,008	6,732,335
GROSS PROFIT	2,495,324	1,351,549	7,611,500	6,140,491	8,127,683	9,249,762
EXPENSES:
Selling, general and administrative	1,683,787	1,762,902	4,843,242	5,073,162	6,865,633	4,157,638
Advertising	418,253	840,733	2,153,491	2,854,003	3,559,616	3,961,946
Total operating expenses	2,102,040	2,603,635	6,996,733	7,927,165	10,425,249	8,119,584
Operating income (loss)	393,284	(1,252,086)	614,767	(1,786,674)	(2,297,566)	1,130,178
Other expense:
Interest expense	107,867	41,243	251,276	43,072	89,347
Total other expense	107,867	41,243	251,276	43,072	89,347
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)	285,417	(1,293,329)	363,491	(1,829,746)	(2,386,913)	1,130,178
Income tax expense (benefit)	4,590	(474,319)	13,770	(634,285)	(465,941)	416,840
NET INCOME (LOSS)	$ 280,827	$ (819,010)	$ 349,721	$ (1,195,461)	$ (1,920,972)	$ 713,338
BASIC NET INCOME (LOSS) PER COMMON SHARE	$ 0.02	$ (0.07)	$ 0.03	$ (0.10)
DILUTED NET INCOME (LOSS) PER COMMON SHARE	$ 0.02	$ (0.07)	$ 0.03	$ (0.10)
BASIC AND DILUTED NET (LOSS) INCOME PER COMMON SHARE					$ (0.16)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	12,074,997	12,037,597	12,056,294	12,037,597
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED	12,486,473	12,037,597	12,366,469	12,037,597
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED					12,037,597	12,035,789